Leases (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 3,820	R$ 3,953
Additions	605	1,361
Depreciation	(1,111)	(1,342)
Disposal	(140)	(46)
Foreign currency translation adjustment	328	(106)
Right-of-use assets, Ending balance	3,719	3,820
Remeasurement	217
Rail Cars [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	821	827
Additions	151	237
Depreciation	(181)	(173)
Disposal	(71)	(32)
Foreign currency translation adjustment	140	(38)
Right-of-use assets, Ending balance	864	821
Remeasurement	4
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	1,592	1,603
Additions	59	553
Depreciation	(456)	(564)
Disposal	(66)
Foreign currency translation adjustment	7
Right-of-use assets, Ending balance	1,262	1,592
Remeasurement	126
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	911	1,120
Additions	82	276
Depreciation	(298)	(452)
Disposal	(1)	(5)
Foreign currency translation adjustment	127	(28)
Right-of-use assets, Ending balance	809	911
Remeasurement	(12)
Buildings And Constructions [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	306	292
Additions	295	149
Depreciation	(99)	(95)
Foreign currency translation adjustment	53	(40)
Right-of-use assets, Ending balance	602	306
Remeasurement	47
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	186	106
Additions	18	143
Depreciation	(68)	(54)
Disposal	(2)	(9)
Right-of-use assets, Ending balance	140	186
Remeasurement	5
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	4	5
Additions		3
Depreciation	(9)	(4)
Foreign currency translation adjustment	1
Right-of-use assets, Ending balance	42	R$ 4
Remeasurement	R$ 47